Investment Objectives and Goals - Spirit of America Energy Fund	Mar. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SPIRIT OF AMERICA ENERGY FUND (the “Energy Fund” or the “Fund”) SUMMARY SECTION
Objective, Primary [Text Block]	Investment Objective: The investment objective of the Energy Fund is to provide investors long-term capital appreciation and current income.